Summary of Significant Accounting Policies - Schedule of Financial Statement Amounts of the Consolidated VIEs (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Financial Statement Amounts of the Consolidated VIEs [Line Items]
Net revenues		$ 694	$ 27,324
Net loss		(12,479)	(348,806)
Net cash provided by (used in) operating activities		12,497	(559,973)
Net cash (used in) investing activities
Net cash provided by (used in) financing activities		$ 213,879	$ (1,156,948)